Fees Summary	Sep. 18, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	705.40
Total Transaction Valuation	5,107,904.55
Total Offset Amount	0
Net Fee	$ 705.40
Offset Table N/A	N/A